Retirement and Share-based Compensation Plans (Schedule of Stock Options Outstanding, By Exercise Price Range) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, intrinsic value	$ 31.2
Options vested, intrinsic value	12.6
Proceeds from stock options exercised	4.3	$ 6.7	$ 6.0
Stock Option Plans For Officers, Directors And Employees
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercised in period, total intrinsic value	$ 3.7	$ 1.2	$ 2.2
Exercise Price Range I
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 21.89
Exercise price range, upper range limit (in dollars per share)	$ 26.72
Stock options outstanding, number of awards (in shares)	375,820
Stock options outstanding, remaining life (yrs)	7 years 9 months 29 days
Stock options outstanding, weighted-average exercise price per share (in dollars per share)	$ 26.07
Stock options vested, number of awards (in shares)	126,224
Stock options vested, remaining life (yrs)	8 years 3 days
Stock options vested, weighted-average exercise price per share (in dollars per share)	$ 26.72
Exercise Price Range II
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)	27.05
Exercise price range, upper range limit (in dollars per share)	$ 32.58
Stock options outstanding, number of awards (in shares)	1,410,974
Stock options outstanding, remaining life (yrs)	8 years 1 month 6 days
Stock options outstanding, weighted-average exercise price per share (in dollars per share)	$ 28.74
Stock options vested, number of awards (in shares)	606,322
Stock options vested, remaining life (yrs)	8 years 1 month 2 days
Stock options vested, weighted-average exercise price per share (in dollars per share)	$ 28.71
Exercise Price Range, All Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)	21.89
Exercise price range, upper range limit (in dollars per share)	$ 32.58
Stock options outstanding, number of awards (in shares)	1,786,794
Stock options outstanding, remaining life (yrs)	8 years 18 days
Stock options outstanding, weighted-average exercise price per share (in dollars per share)	$ 28.18
Stock options vested, number of awards (in shares)	732,546
Stock options vested, remaining life (yrs)	8 years 29 days
Stock options vested, weighted-average exercise price per share (in dollars per share)	$ 28.37